Discontinued Operations (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Intangible asset, useful life	10 years
Loss on impairment of property and equipment	$ 4,157
Impairment loss	$ 19,681